U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1.     Name and address of issuer:
                        Professionally Managed Portfolios
                               479 W. 22nd Street
                               New York, NY 10011
--------------------------------------------------------------------------------
2.     Name of each series or class of funds for which this notice is filed:

                            Pzena Focused Value Fund
                          Titan Financial Services Fund
--------------------------------------------------------------------------------
3.     Investment Company Act File Number:            811-5037

       Securities Act File Number:          33-12213
--------------------------------------------------------------------------------
4(a).  Last day of fiscal year for which this notice is filed:

                                 April 30, 1998
--------------------------------------------------------------------------------
4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------
4(c). |_| Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Calculation of registration fee:

       (i)  Aggregate     sale    price    of
            securities sold during the fiscal
            year  pursuant to section  24(f):                      $23,655,661

       (ii) Aggregate   price  of  securities
            redeemed  or  Repurchased  during
            the fiscal year:                           $921,374

       (iii)Aggregate   price  of  securities
            redeemed  or  Repurchased  during
            any prior  fiscal  year ending no
            earlier  than  October  11,  1995
            that were not previously  used to
            reduce  registration fees payable
            to the Commission:                         $0

       (iv) Total    available     redemption
            credits   (add  Items  5(ii)  and
            5(iii):                                                   $921,374

       (v)  Net  sales  -  if  Item  5(i)  is
            greater than Item 5(iv) [subtract
            Item  5(iv)   from  Item   5(i)]:                      $22,734,287
----------------------------------------------------------------
       (vi) Redemption  credits available for
            use in  future  years  -- if Item
            5(i)  is  less  than  Item  5(iv)
            [subtract  Item  5(iv) from  Item
            5(i)]:                                     $0
----------------------------------------------------------------
       (vii)Multiplier    for     determining
            registration fee (See Instruction
            C.9):                                                   x 0.000295

       (viii) Registration  fee due [multiply
            Item 5(v) by Item 5(vii)]  (enter
            "0" if no fee is due):                                  =$6,706.61
                                                                     =========
--------------------------------------------------------------------------------
6. Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________
--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    + $   0
                                                                       --------
--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5
(viii) plus line 7]:
                                                                    = $6,706.61
                                                                      =========
--------------------------------------------------------------------------------
9. Date the registration fee and any interest was sent to the Commission's lockbox depository:

             Method of Delivery:
                                X   Wire Transfer
                               |_|  Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Eric M. Banhazl
                            ------------------------------------------
                            Eric M. Banhazl - Treasurer
                            ------------------------------------------

Date: July 8, 1998
    --------------------------

  * Please print the name and title of the signing officer below the signature.